Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other intangible assets
Balance at the beginning of the year	$ 30,024,934
Amortization	(196,096)	$ (129,615)
Balance at the end of the period	22,622,380
Other intangible assets | Total carrying amount
Other intangible assets
Balance at the beginning of the year	1,636,280	1,377,010
Additions	297,387	1,774,478
Effects of foreign exchange	(161,042)	19,659
Balance at the end of the period	1,576,529	3,041,532
Other intangible assets | Accumulated depreciation and amortization
Other intangible assets
Amortization	$ (196,096)	$ (129,615)